FINANCIAL INSTRUMENT RISKS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF COMPANY MAXIMUM EXPOSURE TO CREDIT RISK
As of	March 31, 2022	March 31, 2021
Cash	53,799	46,648
VAT recoverable	55,334	45,668
Loan to related parties	29,240	79,316
Total	138,373	171,632

As of	December 31, 2021	December 31, 2020
Cash	119,357	63,990
VAT recoverable	54,947	44,260
Loan to related parties	-	43,528
Total	174,304	151,778